OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                  Supplement dated May 18, 1998 to the
                        Prospectus dated January 26, 1998


The Prospectus is amended as follows:

1. The name of the Fund has been changed to "Oppenheimer Quest Balanced Value Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

2. The section captioned "Investment Objective and Policies" is revised by adding the following after the third sentence of the section captioned "Investment Policies and Strategies":

      The Fund will invest at least 25% of its total assets in equity securities, including common stocks and preferred stocks.

3. The section captioned "Investment Objective and Policies" is revised by adding the following immediately before the subsection captioned "Investment in Bonds and Convertible
Securities":

o Debt Securities. The Fund will invest at least 25% of its total assets in fixed-income senior securities. These securities include bonds, debentures, notes, participation interests, convertible securities and U.S. Government obligations, certain of which are described below, and the money market instruments identified above in "Investment Policies and Strategies".

4. The subsection captioned "Investment in Bonds and Convertible Securities" in "Investment Objective and Policies" is revised by adding the following as the last sentence to the second paragraph thereof:

      The portion of the value of the convertible security that is attributable to its fixed-income characteristics will be included in the Fund's 25% of total assets investment requirement in fixed-income senior securities.


May 18, 1998                                                  PSO257.010





                                  -1-
                 OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                     Supplement dated May 18, 1998 to the Statement of Additional Information dated January 26, 1998


The Statement of Additional Information is amended as follows:


      The name of the Fund has been changed to "Oppenheimer Quest Balanced Value Fund" and all references to the name of the Fund on the front cover page and throughout the Statement of Additional Information are changed to reflect the new name.






May 18, 1998                                                        PX0257.004